UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-Q
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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-6618

FIRST INVESTORS EQUITY FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30, 2008

DATE OF REPORTING PERIOD: DECEMBER 31, 2007

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
TOTAL RETURN FUND
December 31, 2007

Shares or
Principal
Amount		Security	Value

		COMMON STOCKS—57.0%
		Consumer Discretionary—8.1%
41,200		bebe stores, inc.	$ 529,832
69,000		Brown Shoe Company, Inc.	1,046,730
32,100	*	Carter's, Inc.	621,135
51,900		CBS Corporation - Class "B"	1,414,275
60,900	*	CEC Entertainment, Inc.	1,580,964
40,000		Cinemark Holdings, Inc.	680,000
49,600		Clear Channel Communications, Inc.	1,712,192
35,200	*	Coach, Inc.	1,076,416
26,100	*	Eddie Bauer Holdings, Inc.	165,735
13,100		Genuine Parts Company	606,530
23,600		H&R Block, Inc.	438,252
62,200		Home Depot, Inc.	1,675,668
14,300		J.C. Penney Company, Inc.	629,057
40,000		Journal Register Company	70,400
30,200		Kenneth Cole Productions, Inc. - Class "A"	528,198
40,200		Leggett & Platt, Inc.	701,088
55,500	*	Lincoln Educational Services Corporation	816,960
56,400		McDonald's Corporation	3,322,524
102,700	*	Morgans Hotel Group Company	1,980,056
57,700		Movado Group, Inc.	1,459,233
65,200		Newell Rubbermaid, Inc.	1,687,376
3,300		Orient-Express Hotels, Ltd.	189,816
12,900		Polo Ralph Lauren Corporation - Class "A"	797,091
13,400	*	Quiksilver, Inc.	114,972
66,300		Ruby Tuesday, Inc.	646,425
17,500		Sherwin-Williams Company	1,015,700
53,900		Staples, Inc.	1,243,473
26,800	*	Steiner Leisure, Ltd.	1,183,488
29,550	*	Viacom, Inc. - Class "B"	1,297,836
56,000		Westwood One, Inc.	111,440
62,560		Wyndham Worldwide Corporation	1,473,914

			30,816,776

		Consumer Staples—5.1%
41,200		Altria Group, Inc.	3,113,896
34,200		Avon Products, Inc.	1,351,926
15,500	*	Chattem, Inc.	1,170,870
18,100		Coca-Cola Company	1,110,797
60,900		CVS Caremark Corporation	2,420,775
28,549		Kraft Foods, Inc. - Class "A"	931,554
129,900		Nu Skin Enterprises, Inc. - Class "A"	2,134,257
13,400		PepsiCo, Inc.	1,017,060
20,800		Procter & Gamble Company	1,527,136
22,824		Tootsie Roll Industries, Inc.	625,834
58,100		Walgreen Company	2,212,448
39,600		Wal-Mart Stores, Inc.	1,882,188

			19,498,741

		Energy—5.7%
15,400		Anadarko Petroleum Corporation	1,011,626
67,500	*	Cal Dive International, Inc.	893,700
12,950		Chesapeake Energy Corporation	507,640
23,200		ConocoPhillips	2,048,560
29,900		ExxonMobil Corporation	2,801,331
1,897		Hugoton Royalty Trust	42,550
8,386		Marathon Oil Corporation	510,372
41,400		Noble Corporation	2,339,514
7,800	*	North American Energy Partners, Inc.	105,690
32,700		Sasol, Ltd. (ADR)	1,617,669
38,800		Suncor Energy, Inc.	4,218,724
18,200	*	Swift Energy Company	802,802
16,370	*	Transocean, Inc.	2,343,365
20,200		World Fuel Services Corporation	586,406
38,832		XTO Energy, Inc.	1,994,411

			21,824,360

		Financials—7.3%
13,600		American Express Company	707,472
28,900		American International Group, Inc.	1,684,870
2,580		Ameriprise Financial, Inc.	142,184

34,100		Astoria Financial Corporation	793,507
39,200		Bank of America Corporation	1,617,392
40,000		Brookline Bancorp, Inc.	406,400
17,092		Capital One Financial Corporation	807,768
35,300		Citigroup, Inc.	1,039,232
52,300		Colonial BancGroup, Inc.	708,142
26,550		Discover Financial Services	400,374
50,950	*	First Mercury Financial Corporation	1,243,180
13,450	*	Forestar Real Estate Group, Inc.	317,286
13,450	*	Guaranty Financial Group, Inc.	215,200
13,024		Hartford Financial Services Group, Inc.	1,135,563
47,200		JPMorgan Chase & Company	2,060,280
16,800		Lehman Brothers Holdings, Inc.	1,099,392
14,200		Merrill Lynch & Company, Inc.	762,256
23,900		Morgan Stanley	1,269,329
53,500		New York Community Bancorp, Inc.	940,530
71,100		NewAlliance Bancshares, Inc.	819,072
13,100		Plum Creek Timber Company, Inc. (REIT)	603,124
34,800		South Financial Group, Inc.	543,924
58,775		Sovereign Bancorp, Inc.	670,035
70,400		Sunstone Hotel Investors, Inc. (REIT)	1,287,616
19,600		SunTrust Banks, Inc.	1,224,804
52,500		U.S. Bancorp	1,666,350
53,845		U.S.B. Holding Company, Inc.	1,066,131
26,000		Wachovia Corporation	988,780
12,800		Washington Mutual, Inc.	174,208
16,300		Webster Financial Corporation	521,111
36,500		Wells Fargo & Company	1,101,935

			28,017,447

		Health Care—5.8%
42,400		Abbott Laboratories	2,380,760
18,500		Aetna, Inc.	1,068,005
12,300	*	Amgen, Inc.	571,212
5,800		Baxter International, Inc.	336,690
12,675		Covidien, Ltd.	561,376
5,200	*	Genentech, Inc.	348,764
45,900		Johnson & Johnson	3,061,530
13,400	*	Laboratory Corporation of America Holdings	1,012,102
19,400		Medtronic, Inc.	975,238
26,700		Merck & Company, Inc.	1,551,537
112,280		Pfizer, Inc.	2,552,124
32,600		Sanofi-Aventis (ADR)	1,484,278
32,900	*	St. Jude Medical, Inc.	1,337,056
25,600	*	Thermo Fisher Scientific, Inc.	1,476,608
23,000	*	TriZetto Group, Inc.	399,510
14,350		UnitedHealth Group, Inc.	835,170
46,700		Wyeth	2,063,673

			22,015,633

		Industrials—11.7%
40,200		3M Company	3,389,664
51,700	*	AAR Corporation	1,966,151
22,500		Alexander & Baldwin, Inc.	1,162,350
95,704	*	Altra Holdings, Inc.	1,591,557
41,200	*	Armstrong World Industries, Inc.	1,652,532
35,300		Avery Dennison Corporation	1,875,842
57,600		Barnes Group, Inc.	1,923,264
25,450	*	BE Aerospace, Inc.	1,346,305
21,600		Burlington Northern Santa Fe Corporation	1,797,768
9,800		Caterpillar, Inc.	711,088
21,800		Dover Corporation	1,004,762
36,500	*	Gardner Denver, Inc.	1,204,500
72,100		General Electric Company	2,672,747
10,500	*	Genlyte Group, Inc.	999,600
38,800		Harsco Corporation	2,485,916
47,000		Honeywell International, Inc.	2,893,790
36,700		Illinois Tool Works, Inc.	1,964,918
74,100		Knoll, Inc.	1,217,463
14,300		Lockheed Martin Corporation	1,505,218
45,600	*	Mobile Mini, Inc.	845,424
23,600		Northrop Grumman Corporation	1,855,904
41,000	*	PGT, Inc.	195,160
27,000	*	Pinnacle Airlines Corporation	411,750
14,100		Precision Castparts Corporation	1,955,670
13,000		Steelcase, Inc. - Class "A"	206,310
69,600		TAL International Group, Inc.	1,584,792
32,700		Textainer Group Holdings, Ltd.	475,131
12,675		Tyco International, Ltd.	502,564
44,900		United Technologies Corporation	3,436,646

			44,834,786

			Information Technology—8.9%
7,900		*	CACI International, Inc. - Class "A"	353,683
105,600		*	Cisco Systems, Inc.	2,858,592
38,800		*	Electronics for Imaging, Inc.	872,224
96,900		*	EMC Corporation	1,795,557
79,400		*	Entrust, Inc.	153,242
38,600			Harris Corporation	2,419,448
42,900			Hewlett-Packard Company	2,165,592
48,500			Intel Corporation	1,293,010
30,800			International Business Machines Corporation	3,329,480
27,000		*	Macrovision Corporation	494,910
92,900			Microsoft Corporation	3,307,240
72,100			Motorola, Inc.	1,156,484
46,700		*	NCI, Inc. - Class "A"	799,037
52,200			Nokia Corporation - Class "A" (ADR)	2,003,958
54,100		*	Parametric Technology Corporation	965,685
46,500			QUALCOMM, Inc.	1,829,775
107,600		*	Silicon Image, Inc.	486,352
75,800		*	SMART Modular Technologies (WWH), Inc.	771,644
52,500		*	Symantec Corporation	847,350
113,400		*	TIBCO Software, Inc.	915,138
12,675			Tyco Electronics, Ltd.	470,623
23,000		*	ValueClick, Inc.	503,700
36,000		*	Varian Semiconductor Equipment Associates, Inc.	1,332,000
31,476			Western Union Company	764,237
22,000		*	Wright Express Corporation	780,780
52,300			Xilinx, Inc.	1,143,801

				33,813,542

			Materials—3.3%
7,800			Ashland, Inc.	369,954
52,600			Celanese Corporation - Series "A"	2,226,032
21,900			Dow Chemical Company	863,298
20,900			Freeport-McMoRan Copper & Gold, Inc.	2,140,996
32,200			Lubrizol Corporation	1,743,952
18,600			PPG Industries, Inc.	1,306,278
16,800			Praxair, Inc.	1,490,328
55,700			RPM International, Inc.	1,130,710
13,000			Scotts Miracle-Gro Company - Class "A"	486,460
40,350			Temple-Inland, Inc.	841,297

				12,599,305

			Telecommunication Services—.7%
43,200			AT&T, Inc.	1,795,392
19,600			Verizon Communications, Inc.	856,324

				2,651,716

			Utilities—.4%
30,200			Atmos Energy Corporation	846,808
13,000			Consolidated Edison, Inc.	635,050

				1,481,858

Total Value of Common Stocks (cost $167,112,240)				217,554,164

			CORPORATE BONDS—13.7%
			Aerospace/Defense—.3%
$500	M		Boeing Co., 7.25%, 2025	587,699
500	M		Precision Castparts Corp., 5.6%, 2013	529,991

				1,117,690

			Automotive—.1%
500	M		Daimler Chrysler NA Holdings Corp., 5.75%, 2009	502,306

			Chemicals—.2%
900	M		Praxair, Inc., 5.375%, 2016	914,138

			Consumer Non Durables—.2%
700	M		Newell Rubbermaid, Inc., 6.75%, 2012	746,205

			Energy—1.4%
1,250	M		Atlantic Richfield Co., 8.44%, 2012	1,439,109
500	M		ConocoPhillips, 5.625%, 2016	516,385
750	M		Husky Oil, Ltd., 8.9%, 2028	760,030
500	M		Kinder Morgan Finance Co., 5.35%, 2011	496,703
1,000	M		Northern Border Pipeline Co., 7.1%, 2011	1,059,000
1,000	M		Pacific Energy Partners LP, 7.125%, 2014	1,041,619

				5,312,846

			Financial Services—1.3%
1,000	M		Endurance Specialty Holdings, Ltd., 7%, 2034	966,092
310	M		GATX Financial Corp., 5.5%, 2012	302,722
500	M		Hibernia Corp., 5.35%, 2014	455,228
760	M		Independence Community Bank Corp., 4.9%, 2010	761,477
500	M		JPMorgan Chase & Co., 5.25%, 2015	488,349
500	M		Marshall & Ilsley Bank, 5.2%, 2017	478,450
1,000	M		Nationsbank Corp., 7.8%, 2016	1,135,271
335	M		Washington Mutual Bank, 5.95%, 2013	298,116

				4,885,705

		Financials—1.4%
927	M	Ford Motor Credit Co., 9.75%, 2010		885,053
670	M	General Electric Capital Corp., 5.25%, 2012		685,957
1,000	M	General Motors Acceptance Corp., 7.75%, 2010		933,244
1,000	M	Goldman Sachs Group, Inc., 6.45%, 2036		942,434
625	M	Health Care Property Investors, Inc., 6%, 2017		589,567
1,000	M	International Lease Finance Corp., 5.625%, 2013		1,003,536
500	M	Siemens Financieringsmaatschappij NV, 5.75%, 2016	†	510,701

				5,550,492

		Food/Beverage/Tobacco—1.5%
1,000	M	Altria Group, Inc., 7%, 2013		1,119,691
500	M	Anheuser-Busch Cos., Inc., 4.375%, 2013		490,391
200	M	Bottling Group, LLC , 5%, 2013		201,884
1,170	M	Bunge Limited Finance Corp., 5.875%, 2013		1,191,082
900	M	Cargill, Inc., 6%, 2017	†	899,603
1,000	M	Coca-Cola Enterprises, Inc., 7.125%, 2017		1,143,287
500	M	McDonald's Corp., 5.8%, 2017		518,654

				5,564,592

		Food/Drug—.2%
700	M	Kroger Co., 6.75%, 2012		743,706

		Gaming/Leisure—.4%
700	M	International Speedway Corp., 4.2%, 2009		696,867
750	M	MGM Mirage, Inc., 8.5%, 2010		781,875

				1,478,742

		Health Care—.5%
500	M	Abbott Laboratories, 5.875%, 2016		523,137
336	M	Baxter International, Inc., 5.9%, 2016		349,708
800	M	Wyeth, 6.95%, 2011		853,019

				1,725,864

		Information Technology—.3%
1,000	M	International Business Machines Corp., 7%, 2025		1,123,145

		Manufacturing—.5%
1,000	M	Caterpillar, Inc., 6.05%, 2036		1,029,663
1,000	M	Crane Co., 6.55%, 2036		970,305

				1,999,968

		Media-Broadcasting—.4%
750	M	Comcast Cable Communications, Inc., 7.125%, 2013		802,703
800	M	Cox Communications, Inc., 5.5%, 2015		784,256

				1,586,959

		Media-Diversified—1.4%
		AOL Time Warner, Inc.:
750	M	6.75%, 2011		781,725
1,000	M	6.875%, 2012		1,053,991
		McGraw-Hill Cos.:
500	M	5.375%, 2012		509,663
500	M	5.9%, 2017		497,957
500	M	News America, Inc., 5.3%, 2014		498,142
705	M	Viacom, Inc., 8.625%, 2012		795,274
1,000	M	Walt Disney Co., 5.7%, 2011		1,043,199

				5,179,951

		Metals/Mining—.4%
1,000	M	Alcoa, Inc., 6%, 2012		1,038,847
500	M	Vale Overseas, Ltd., 6.875%, 2036		508,306

				1,547,153

		Real Estate Investment Trusts—.2%
700	M	Mack-Cali Realty LP, 7.75%, 2011		766,847

		Retail-General Merchandise—.3%
1,200	M	Wal-Mart Stores, Inc., 5.8%, 2018		1,241,215

		Telecommunications—.8%
800	M	GTE Corp., 6.84%, 2018		869,540
600	M	SBC Communications, Inc., 6.25%, 2011		625,018
600	M	Verizon New York, Inc., 6.875%, 2012		637,189
1,000	M	Vodafone AirTouch PLC, 7.75%, 2010		1,055,403

				3,187,150

		Transportation—.5%
500	M	Burlington Northern Santa Fe Corp., 4.3%, 2013		477,473
335	M	FedEx Corp., 5.5%, 2009		338,827
1,000	M	Union Pacific Corp., 7.375%, 2009		1,054,778

				1,871,078

		Utilities—1.1%
1,000	M	Carolina Power & Light, Inc., 5.15%, 2015		993,422
350	M	Entergy Gulf States, Inc., 5.25%, 2015		331,760
1,000	M	Great River Energy, 5.829%, 2017	†	1,027,171
350	M	New York State Gas & Electric Co., 6.15%, 2017	†	351,043
900	M	Public Service Electric & Gas Co., 6.75%, 2016		989,716
350	M	Southwestern Electric Power Co., 5.875%, 2018		345,917

				4,039,029

		Waste Management—.3%
1,000	M	Waste Management, Inc., 6.875%, 2009	1,026,998

Total Value of Corporate Bonds (cost $52,485,308)			52,111,779

		MORTGAGE-BACKED CERTIFICATES—10.6%
		Fannie Mae—10.0%
2,003	M	5%, 7/1/2033	1,957,606
9,918	M	5.5%, 4/1/2033 - 3/1/2037	9,923,459
18,365	M	6%, 5/1/2036 - 8/1/2037	18,655,809
5,374	M	6.5%, 11/1/2033 - 7/1/2037	5,529,075
1,794	M	7%, 3/1/2032 - 8/1/2032	1,906,164

			37,972,113

		Freddie Mac—.6%
2,206	M	6%, 9/1/2032 - 10/1/2035	2,242,644

Total Value of Mortgage-Backed Certificates (cost $39,832,060)			40,214,757

		MUNICIPAL BONDS—4.8%
5,000	M	Connecticut State General Obligation, 5%, 2013	5,395,250
500	M	Coweta Cnty., Georgia Wtr. & Swr. Auth. Rev., 4.5%, 2027	493,610
5,000	M	Georgia State General Obligation, Series "G", 5%, 2024	5,380,100
5,000	M	New York City Mun. Wtr. Fin. Auth. Rev., Series "A", 5%, 2038	5,198,350
2,000	M	Tobacco Settlement Fin. Auth., West Virginia, Series "A", 7.467%, 2047	1,923,300

Total Value of Municipal Bonds (cost $18,463,697)			18,390,610

		U.S. GOVERNMENT AGENCY OBLIGATIONS—4.1%
		Fannie Mae:
4,000	M	6%, 2016	4,001,988
1,000	M	6%, 2016	1,002,492
4,650	M	Federal Farm Credit Bank, 4.94%, 2012	4,650,693
5,000	M	Federal Home Loan Bank, 6%, 2013	5,044,365
1,000	M	Freddie Mac, 6%, 2017	1,028,621

Total Value of U.S. Government Agency Obligations (cost $15,635,101)			15,728,159

		U.S. GOVERNMENT OBLIGATIONS—2.4%
		U.S. Treasury Notes:
5,000	M	4.5%, 2012	5,227,345
3,500	M	5.375%, 2031	3,944,339

Total Value of U.S. Government Obligations (cost $8,654,700)			9,171,684

		PREFERRED STOCKS—.5%
		Financials
40,000		Fannie Mae, 8.25% ,2010	1,030,000
40,000		Freddie Mac, Series "Z", 8.375%, 2012	1,046,000

Total Value of Preferred Stocks (cost $2,038,000)			2,076,000

		PASS THROUGH CERTIFICATES—.2%
		Transportation
$601	M	Continental Airlines, Inc., 8.388%, 2020 (cost $627,369)	597,845

		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—5.2%
20,000	M	Fannie Mae, 4.2%, 1/24/08 (cost $19,946,308)	19,946,308

		SHORT-TERM CORPORATE NOTES—1.2%
2,400	M	Prudential Funding Corp., 4.23%, 2/8/08	2,389,278
2,100	M	Toyota Motor Credit Corp., 4.3%, 1/18/08	2,095,729

Total Value of Short-Term Corporate Notes (cost $4,485,007)			4,485,007

Total Value of Investments (cost $329,279,790)		99.7%	380,276,313
Other Assets, Less Liabilities		.3	1,309,232

Net Assets		100.0%	$ 381,585,545

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust

†	Security exempt from registration under Rule 144A of Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2007, the Fund held four
144A securities with an aggregate value of $2,788,518 representing .7% of the Fund's net assets.

At December 31, 2007, the cost of investments for federal income tax purposes was $330,899,757.
Accumulated net unrealized appreciation on investments was $49,376,556, consisting of $64,802,725 gross unrealized appreciation and $15,426,169 gross unrealized depreciation.

Portfolio of Investments (unaudited)
VALUE FUND
December 31, 2007

Shares or
Principal
Amount	Security	Value

	COMMON STOCKS—93.8%
	Consumer Discretionary—14.4%
123,600	bebe stores, inc.	$ 1,589,496
24,500	Best Buy Company, Inc.	1,289,925
58,900	Bob Evans Farms, Inc.	1,586,177
55,800	Carnival Corporation	2,482,542
34,300	CBS Corporation - Class "B"	934,675
94,700	Cinemark Holdings, Inc.	1,609,900
102,500	Clear Channel Communications, Inc.	3,538,300
131,400	Family Dollar Stores, Inc.	2,526,822
58,300	Gannett Company, Inc.	2,273,700
46,000	Genuine Parts Company	2,129,800
62,000	H&R Block, Inc.	1,151,340
8,300	Haverty Furniture Companies, Inc.	74,617
96,400	Home Depot, Inc.	2,597,016
29,400	J.C. Penney Company, Inc.	1,293,306
61,200	Kenneth Cole Productions, Inc. - Class "A"	1,070,388
118,600	Lee Enterprises, Inc.	1,737,490
118,300	Leggett & Platt, Inc.	2,063,152
44,200	Liz Claiborne, Inc.	899,470
50,900	Lowe's Companies, Inc.	1,151,358
16,400	Magna International, Inc. - Class "A"	1,319,052
91,900	Marine Products Corporation	644,219
91,200	McDonald's Corporation	5,372,592
118,000	Modine Manufacturing Company	1,948,180
101,700	New York Times Company - Class "A"	1,782,801
42,500	Newell Rubbermaid, Inc.	1,099,900
113,400	Pearson PLC (ADR)	1,642,032
100,100	Ruby Tuesday, Inc.	975,975
78,000	Staples, Inc.	1,799,460
164,200	Stein Mart, Inc.	778,308
61,700	Tiffany & Company	2,840,051
170,800	Time Warner, Inc.	2,819,908
128,700	Walt Disney Company	4,154,436
39,220	Wyndham Worldwide Corporation	924,023

		60,100,411

	Consumer Staples—12.1%
88,800	Anheuser-Busch Companies, Inc.	4,647,792
76,400	Avon Products, Inc.	3,020,092
66,000	B&G Foods, Inc. - Class "A"	673,860
84,300	Coca-Cola Company	5,173,491
59,400	ConAgra Foods, Inc.	1,413,126
34,141	Del Monte Foods Company	322,974
45,200	Diageo PLC (ADR)	3,879,516
34,100	Estee Lauder Companies, Inc. - Class "A"	1,487,101
41,400	Fomento Economico Mexicano SA de CV (ADR)	1,580,238
26,225	General Mills, Inc.	1,494,825
53,600	H.J. Heinz Company	2,502,048
91,900	Hershey Company	3,620,860
47,100	Kimberly-Clark Corporation	3,265,914

133,700		Kraft Foods, Inc. - Class "A"	4,362,631
30,400		Ruddick Corporation	1,053,968
148,200		Sara Lee Corporation	2,380,092
50,625		Tasty Baking Company	421,200
37,100		UST, Inc.	2,033,080
56,600		Walgreen Company	2,155,328
100,900		Wal-Mart Stores, Inc.	4,795,777

			50,283,913

		Energy—9.0%
53,900		Anadarko Petroleum Corporation	3,540,691
45,300		BP PLC (ADR)	3,314,601
65,917		Chevron Corporation	6,152,034
54,400		ConocoPhillips	4,803,520
33,100		Diamond Offshore Drilling, Inc.	4,700,200
975	*	Exterran Holdings, Inc.	79,755
8,100		Hess Corporation	816,966
101,600		Marathon Oil Corporation	6,183,376
54,100		Royal Dutch Shell PLC - Class "A" (ADR)	4,555,220
57,600		Tidewater, Inc.	3,159,936

			37,306,299

		Financials—22.9%
18,000		ACE, Ltd.	1,112,040
31,900		Allstate Corporation	1,666,137
31,000		American International Group, Inc.	1,807,300
44,300		Aon Corporation	2,112,667
45,000		Aspen Insurance Holdings, Ltd.	1,297,800
35,000		Assured Guaranty, Ltd.	928,900
166,200		Bank Mutual Corporation	1,756,734
94,266		Bank of America Corporation	3,889,415
104,528		Bank of New York Mellon Corporation	5,096,785
139,675		Brookfield Asset Management, Inc. - Class "A"	4,982,207
96,200		Brookline Bancorp, Inc.	977,392
25,903		Capital One Financial Corporation	1,224,176
43,456		Chubb Corporation	2,371,828
54,047		Cincinnati Financial Corporation	2,137,018
105,900		Citigroup, Inc.	3,117,696
44,800		Comerica, Inc.	1,950,144
55,200		Discover Financial Services	832,416
41,400		EMC Insurance Group, Inc.	979,938
39,149		Erie Indemnity Company - Class "A"	2,031,442
16,600		FBL Financial Group, Inc. - Class "A"	573,198
85,900		First Potomac Realty Trust (REIT)	1,485,211
91,300		Hudson City Bancorp, Inc.	1,371,326
73,500		Invesco PLC (ADR)	2,306,430
197,200		Investors Real Estate Trust (REIT)	1,768,884
102,100		JPMorgan Chase & Company	4,456,665
58,600		KeyCorp	1,374,170
44,074		Lincoln National Corporation	2,565,988
49,300		Merrill Lynch & Company, Inc.	2,646,424
53,600		Morgan Stanley	2,846,696
119,200		NewAlliance Bancshares, Inc.	1,373,184
33,900		One Liberty Properties, Inc. (REIT)	622,743
100,000		People's United Financial, Inc.	1,780,000
55,800		Plum Creek Timber Company, Inc. (REIT)	2,569,032
31,500		PMI Group, Inc.	418,320
48,800		PNC Financial Services Group, Inc.	3,203,720
96,500		Progressive Corporation	1,848,940
51,000		Protective Life Corporation	2,092,020
115,117		Regions Financial Corporation	2,722,517
34,400		St. Joe Company	1,221,544
40,593		State Street Corporation	3,296,152

36,700		SunTrust Banks, Inc.	2,293,383
116,400		U-Store-It Trust (REIT)	1,066,224
87,513		Wachovia Corporation	3,328,119
54,000		Waddell & Reed Financial, Inc. - Class "A"	1,948,860
96,300		Wells Fargo & Company	2,907,297
97,300		Westfield Financial, Inc.	943,810

			95,302,892

		Health Care—5.5%
74,200		Abbott Laboratories	4,166,330
23,875		Covidien, Ltd.	1,057,424
55,600		GlaxoSmithKline PLC (ADR)	2,801,684
90,800		Johnson & Johnson	6,056,360
49,700		Novartis AG (ADR)	2,699,207
179,500		Pfizer, Inc.	4,080,035
81,700		Schering-Plough Corporation	2,176,488

			23,037,528

		Industrials—8.3%
30,400		3M Company	2,563,328
2,600		Alexander & Baldwin, Inc.	134,316
47,600		Avery Dennison Corporation	2,529,464
68,400		Dover Corporation	3,152,556
95,900		Federal Signal Corporation	1,075,998
37,600		General Dynamics Corporation	3,346,024
65,400		Honeywell International, Inc.	4,026,678
17,800		Hubbell, Inc. - Class "B"	918,480
29,000		Illinois Tool Works, Inc.	1,552,660
36,230		Lawson Products, Inc.	1,373,842
86,200		Masco Corporation	1,862,782
32,900		Norfolk Southern Corporation	1,659,476
65,900		Pitney Bowes, Inc.	2,506,836
57,400		Textainer Group Holdings, Ltd.	834,022
30,375		Tyco International, Ltd.	1,204,369
47,400		United Parcel Service, Inc. - Class "B"	3,352,128
139,600		Werner Enterprises, Inc.	2,377,388

			34,470,347

		Information Technology—7.0%
55,000		Automatic Data Processing, Inc.	2,449,150
76,300		AVX Corporation	1,023,946
33,765		Bel Fuse, Inc. - Class "B"	988,302
19,100		Broadridge Financial Solutions, Inc.	428,413
30,200		Fair Isaac Corporation	970,930
76,400		Hewlett-Packard Company	3,856,672
64,700		Intel Corporation	1,724,902
12,200		International Business Machines Corporation	1,318,820
159,100		Methode Electronics, Inc.	2,615,604
120,500		Microsoft Corporation	4,289,800
54,600		Molex, Inc.	1,490,580
130,700		Motorola, Inc.	2,096,428
67,200		Nokia Corporation - Class "A" (ADR)	2,579,808
39,000	*	Planar Systems, Inc.	249,600
38,600		Texas Instruments, Inc.	1,289,240
32,775		Tyco Electronics, Ltd.	1,216,936
28,700		Xilinx, Inc.	627,669

			29,216,800

		Materials—7.2%
31,500		Air Products & Chemicals, Inc.	3,106,845
20,700		Albemarle Corporation	853,875
63,200		Alcoa, Inc.	2,309,960
38,600		Bemis Company, Inc.	1,056,868

124,330		Chemtura Corporation	969,774
56,600		Compass Minerals International, Inc.	2,320,600
103,300		Dow Chemical Company	4,072,086
83,200		DuPont (E.I.) de Nemours & Company	3,668,288
32,000		Glatfelter	489,920
106,200		Louisiana-Pacific Corporation	1,452,816
46,100		Lubrizol Corporation	2,496,776
47,200		MeadWestvaco Corporation	1,477,360
73,830		Myers Industries, Inc.	1,068,320
144,800		Sappi, Ltd. (ADR)	2,088,016
73,100		Sonoco Products Company	2,388,908
5,023		Tronox, Inc. - Class "B"	43,449

			29,863,861

		Telecommunication Services—3.9%
135,430		AT&T, Inc.	5,628,471
55,200		D&E Communications, Inc.	797,640
8,320		Embarq Corporation	412,090
50,900		Nippon Telegraph and Telephone Corporation (ADR)	1,255,194
142,600		Sprint Nextel Corporation	1,872,338
24,000		Telephone & Data Systems, Inc.	1,502,400
30,000		Telephone & Data Systems, Inc. - Special Shares	1,728,000
73,828		Verizon Communications, Inc.	3,225,545

			16,421,678

		Utilities—3.5%
20,150		American States Water Company	759,252
30,300		FPL Group, Inc.	2,050,401
84,250		MDU Resources Group, Inc.	2,326,142
93,400		NiSource, Inc.	1,764,326
29,500		Northwest Natural Gas Company	1,435,470
40,200		ONEOK, Inc.	1,799,754
56,700		Southwest Gas Corporation	1,687,959
48,700		United Utilities PLC (ADR)	1,465,768
50,300		Vectren Corporation	1,459,203

			14,748,275

Total Value of Common Stocks (cost $314,426,367)			390,752,004

		PREFERRED STOCKS—.6%
		Financials—.2%
44,000		Citigroup Capital XVI, 6.45%, 2066 - Series "W"	835,560

		Telecommunication Services—.2%
44,800		AT&T, Inc., 6.375%, 2056	1,080,576

		Utilities—.2%
31,600		Entergy Louisiana, LLC, 7.6%, 2032	773,884

Total Value of Preferred Stocks (cost $3,035,046)			2,690,020

		CORPORATE BONDS—.1%
		Utilities
$500	M	Union Electric Co., 6.75%, 2008 (cost $499,928)	502,232

		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—5.3%
22,000	M	Fannie Mae, 4.2%, 1/24/08 (cost $21,940,939)	21,940,939

Total Value of Investments (cost $339,902,280)		99.8%	415,885,195
Other Assets, Less Liabilities		.2	334,632

Net Assets		100.0%	$ 416,219,827

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust

At December 31, 2007, the cost of investments for federal income tax purposes was $339,921,384. Accumulated net unrealized appreciation on investments was $75,963,811, consisting of $101,915,803 gross unrealized appreciation and $25,951,992 gross unrealized depreciation.

Portfolio of Investments (unaudited)
BLUE CHIP FUND
December 31, 2007

Shares or
Principal
Amount		Security	Value

		COMMON STOCKS—98.0%
		Consumer Discretionary—9.0%
41,200		Best Buy Company, Inc.	$ 2,169,180
45,100		Carnival Corporation	2,006,499
89,295		CBS Corporation - Class "B"	2,433,289
56,800		Clear Channel Communications, Inc.	1,960,736
47,394	*	Comcast Corporation - Class "A"	865,414
84,350	*	Comcast Corporation - Special Class "A"	1,528,422
57,200		H&R Block, Inc.	1,062,204
151,500		Home Depot, Inc.	4,081,410
35,600	*	Kohl's Corporation	1,630,480
127,100		Lowe's Companies, Inc.	2,875,002
70,500		McDonald's Corporation	4,153,155
162,400		News Corporation - Class "A"	3,327,576
34,000		NIKE, Inc. - Class "B"	2,184,160
64,100		Staples, Inc.	1,478,787
63,500		Target Corporation	3,175,000
283,300		Time Warner, Inc.	4,677,283
70,600	*	Viacom, Inc. - Class "B"	3,100,752
147,000		Walt Disney Company	4,745,160
30,920		Wyndham Worldwide Corporation	728,475

			48,182,984

		Consumer Staples—13.0%
81,600		Altria Group, Inc.	6,167,328
75,800		Anheuser-Busch Companies, Inc.	3,967,372
85,600		Avon Products, Inc.	3,383,768
143,700		Coca-Cola Company	8,818,869
24,200		Colgate-Palmolive Company	1,886,632
29,200		Costco Wholesale Corporation	2,036,992
91,600		CVS Caremark Corporation	3,641,100
36,400		General Mills, Inc.	2,074,800
34,100		Hershey Company	1,343,540
61,800		Kimberly-Clark Corporation	4,285,212
117,824		Kraft Foods, Inc. - Class "A"	3,844,597
106,900		PepsiCo, Inc.	8,113,710
140,940		Procter & Gamble Company	10,347,815
58,300		Walgreen Company	2,220,064
161,730		Wal-Mart Stores, Inc.	7,687,027

			69,818,826

		Energy—12.8%
17,800		BP PLC (ADR)	1,302,426
153,100		Chevron Corporation	14,288,823
89,870		ConocoPhillips	7,935,521
239,000		ExxonMobil Corporation	22,391,910
105,790		Halliburton Company	4,010,499
17,500		Hess Corporation	1,765,050
84,200		Schlumberger, Ltd.	8,282,754
80,350		Spectra Energy Corporation	2,074,637
32,251	*	Transocean, Inc.	4,616,731
33,500		Valero Energy Corporation	2,346,005

			69,014,356

		Financials—15.7%
38,000		ACE, Ltd.	2,347,640
31,200		Allstate Corporation	1,629,576
98,500		American Express Company	5,123,970
128,600		American International Group, Inc.	7,497,380
17,900		Ameriprise Financial, Inc.	986,469
206,666		Bank of America Corporation	8,527,039
158,487		Bank of New York Mellon Corporation	7,727,826
850	*	Berkshire Hathaway, Inc. - Class "B"	4,025,600
48,600		Capital One Financial Corporation	2,296,836
37,300		Chubb Corporation	2,035,834
278,500		Citigroup, Inc.	8,199,040
73,950		Discover Financial Services	1,115,166
28,600		Fannie Mae	1,143,428
187,968		JPMorgan Chase & Company	8,204,803
20,500		Lehman Brothers Holdings, Inc.	1,341,520

55,300		Marsh & McLennan Companies, Inc.	1,463,791
53,300		Merrill Lynch & Company, Inc.	2,861,144
65,300		Morgan Stanley	3,468,083
20,000		PNC Financial Services Group, Inc.	1,313,000
22,500		SunTrust Banks, Inc.	1,406,025
41,000		Travelers Companies, Inc.	2,205,800
64,500		U.S. Bancorp	2,047,230
83,600		Wachovia Corporation	3,179,308
62,000		Washington Mutual, Inc.	843,820
117,400		Wells Fargo & Company	3,544,306

			84,534,634

		Health Care—12.3%
96,500		Abbott Laboratories	5,418,475
33,200		Aetna, Inc.	1,916,636
76,500	*	Amgen, Inc.	3,552,660
27,300		Baxter International, Inc.	1,584,765
136,300		Bristol-Myers Squibb Company	3,614,676
41,225		Covidien, Ltd.	1,825,855
19,100	*	Genentech, Inc.	1,281,037
184,800		Johnson & Johnson	12,326,160
90,700		Medtronic, Inc.	4,559,489
71,200		Merck & Company, Inc.	4,137,432
80,300		Novartis AG (ADR)	4,361,093
403,560		Pfizer, Inc.	9,172,919
31,700	*	St. Jude Medical, Inc.	1,288,288
64,200		Teva Pharmaceutical Industries, Ltd. (ADR)	2,984,016
87,800		UnitedHealth Group, Inc.	5,109,960
66,100		Wyeth	2,920,959

			66,054,420

		Industrials—10.8%
56,100		3M Company	4,730,352
21,200		Boeing Company	1,854,152
29,600		Caterpillar, Inc.	2,147,776
45,600		Dover Corporation	2,101,704
84,200		Emerson Electric Company	4,770,772
454,200		General Electric Company	16,837,194
44,600		Honeywell International, Inc.	2,746,022
39,400		Illinois Tool Works, Inc.	2,109,476
24,800		ITT Corporation	1,637,792
33,700		Lockheed Martin Corporation	3,547,262
34,500		Northrop Grumman Corporation	2,713,080
41,225		Tyco International, Ltd.	1,634,571
46,600		United Parcel Service, Inc. - Class "B"	3,295,552
102,700		United Technologies Corporation	7,860,658

			57,986,363

		Information Technology—17.8%
36,320		Accenture, Ltd. - Class "A"	1,308,610
38,000		Analog Devices, Inc.	1,204,600
17,400	*	Apple, Inc.	3,446,592
72,100		Applied Materials, Inc.	1,280,496
30,000		Automatic Data Processing, Inc.	1,335,900
272,200	*	Cisco Systems, Inc.	7,368,454
92,000		Corning, Inc.	2,207,080
183,700	*	Dell, Inc.	4,502,487
31,500	*	eBay, Inc.	1,045,485
226,625	*	EMC Corporation	4,199,361
100,900		Hewlett-Packard Company	5,093,432
286,000		Intel Corporation	7,624,760
70,100		International Business Machines Corporation	7,577,810
42,800		Maxim Integrated Products, Inc.	1,133,344
555,945		Microsoft Corporation	19,791,642
160,100		Motorola, Inc.	2,568,004
143,900		Nokia Corporation - Class "A" (ADR)	5,524,321
183,300	*	Oracle Corporation	4,138,914
57,970		QUALCOMM, Inc.	2,281,120
82,500	*	Symantec Corporation	1,331,550
109,900		Texas Instruments, Inc.	3,670,660
50,225		Tyco Electronics, Ltd.	1,864,854
103,200		Western Union Company	2,505,696
80,200		Xerox Corporation	1,298,438
68,100	*	Yahoo!, Inc.	1,584,006

			95,887,616

		Materials—2.8%
58,600		Alcoa, Inc.	2,141,830
39,649	*	Cemex SA de CV (ADR)	1,024,927
96,900		Dow Chemical Company	3,819,798
55,900		DuPont (E.I.) de Nemours & Company	2,464,631
72,700		International Paper Company	2,354,026
21,300		Newmont Mining Corporation	1,040,079

19,700		PPG Industries, Inc.	1,383,531
11,100		Weyerhaeuser Company	818,514

			15,047,336

		Telecommunication Services—2.8%
164,700		AT&T, Inc.	6,844,932
206,366		Sprint Nextel Corporation	2,709,586
129,700		Verizon Communications, Inc.	5,666,593

			15,221,111

		Utilities—1.0%
177,700		Duke Energy Corporation	3,584,209
23,500		FPL Group, Inc.	1,590,245

			5,174,454

Total Value of Common Stocks (cost $364,666,837)			526,922,100

		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS —2.0%
$1,000	M	Fannie Mae, 4.2%, 1/24/08	997,315
10,000	M	Freddie Mac, 4.26%, 1/10/08	9,989,340

Total Value of Short-Term U.S. Government Agency Obligations (cost $10,986,655)			10,986,655

Total Value of Investments (cost $375,653,492)		100.1%	537,908,755
Excess of Liabilities Over Other Assets		(.1)	(394,614)

Net Assets		100.0%	$ 537,514,141

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts

At December 31, 2007, the cost of investments for federal income tax purposes was
$383,766,845. Accumulated net unrealized appreciation on investments was $154,141,910, consisting of
$173,294,038 gross unrealized appreciation and $19,152,128 gross unrealized depreciation.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
December 31, 2007

Shares or
Principal
Amount		Security	Value

		COMMON STOCKS—99.8%
		Consumer Discretionary—14.1%
155,000		bebe stores, inc.	$ 1,993,300
255,000		Brown Shoe Company, Inc.	3,868,350
120,000	*	Carter's, Inc.	2,322,000
200,000		CBS Corporation - Class "B"	5,450,000
225,000	*	CEC Entertainment, Inc.	5,841,000
150,000		Cinemark Holdings, Inc.	2,550,000
190,000		Clear Channel Communications, Inc.	6,558,800
130,300	*	Coach, Inc.	3,984,574
100,000	*	Eddie Bauer Holdings, Inc.	635,000
50,000		Genuine Parts Company	2,315,000
100,000		H&R Block, Inc.	1,857,000
235,000		Home Depot, Inc.	6,330,900
55,000		J.C. Penney Company, Inc.	2,419,450
150,000		Journal Register Company	264,000
114,700		Kenneth Cole Productions, Inc. - Class "A"	2,006,103
155,000		Leggett & Platt, Inc.	2,703,200
203,900	*	Lincoln Educational Services Corporation	3,001,408
215,000		McDonald's Corporation	12,665,650
385,000	*	Morgans Hotel Group Company	7,422,800
221,700		Movado Group, Inc.	5,606,793
245,000		Newell Rubbermaid, Inc.	6,340,600
15,000		Orient-Express Hotels, Ltd.	862,800
50,000		Polo Ralph Lauren Corporation - Class "A"	3,089,500
58,500	*	Quiksilver, Inc.	501,930
245,000		Ruby Tuesday, Inc.	2,388,750
67,500		Sherwin-Williams Company	3,917,700
200,000		Staples, Inc.	4,614,000
100,000	*	Steiner Leisure, Ltd.	4,416,000
112,500	*	Viacom, Inc. - Class "B"	4,941,000
212,100		Westwood One, Inc.	422,079
240,000		Wyndham Worldwide Corporation	5,654,400

			116,944,087

		Consumer Staples—8.8%
155,000		Altria Group, Inc.	11,714,900
130,000		Avon Products, Inc.	5,138,900
60,000	*	Chattem, Inc.	4,532,400
67,500		Coca-Cola Company	4,142,475
230,000		CVS Caremark Corporation	9,142,500
107,263		Kraft Foods, Inc. - Class "A"	3,499,992
485,000		Nu Skin Enterprises, Inc. - Class "A"	7,968,550
50,000		PepsiCo, Inc.	3,795,000
77,500		Procter & Gamble Company	5,690,050
84,515		Tootsie Roll Industries, Inc.	2,317,401
215,000		Walgreen Company	8,187,200
150,000		Wal-Mart Stores, Inc.	7,129,500

			73,258,868

		Energy—10.2%
60,000		Anadarko Petroleum Corporation	3,941,400
255,000	*	Cal Dive International, Inc.	3,376,200
50,000		Chesapeake Energy Corporation	1,960,000
90,000		ConocoPhillips	7,947,000
115,000		ExxonMobil Corporation	10,774,350
7,153		Hugoton Royalty Trust	160,441
33,096		Marathon Oil Corporation	2,014,222
160,000		Noble Corporation	9,041,600
31,900	*	North American Energy Partners, Inc.	432,245
127,000		Sasol, Ltd. (ADR)	6,282,690
150,000		Suncor Energy, Inc.	16,309,500
70,000	*	Swift Energy Company	3,087,700
62,964	*	Transocean, Inc.	9,013,297
75,000		World Fuel Services Corporation	2,177,250
150,000		XTO Energy, Inc.	7,704,000

			84,221,895

		Financials—12.8%
52,000		American Express Company	2,705,040
110,000		American International Group, Inc.	6,413,000
10,000		Ameriprise Financial, Inc.	551,100

130,000		Astoria Financial Corporation	3,025,100
150,000		Bank of America Corporation	6,189,000
150,000		Brookline Bancorp, Inc.	1,524,000
65,380		Capital One Financial Corporation	3,089,859
134,000		Citigroup, Inc.	3,944,960
200,000		Colonial BancGroup, Inc.	2,708,000
100,000		Discover Financial Services	1,508,000
188,400	*	First Mercury Financial Corporation	4,596,960
50,000	*	Forestar Real Estate Group, Inc.	1,179,500
50,000	*	Guaranty Financial Group, Inc.	800,000
50,000		Hartford Financial Services Group, Inc.	4,359,500
177,500		JPMorgan Chase & Company	7,747,875
65,000		Lehman Brothers Holdings, Inc.	4,253,600
55,000		Merrill Lynch & Company, Inc.	2,952,400
90,000		Morgan Stanley	4,779,900
200,000		New York Community Bancorp, Inc.	3,516,000
265,000		NewAlliance Bancshares, Inc.	3,052,800
50,000		Plum Creek Timber Company, Inc. (REIT)	2,302,000
130,000		South Financial Group, Inc.	2,031,900
221,000		Sovereign Bancorp, Inc.	2,519,400
260,000		Sunstone Hotel Investors, Inc. (REIT)	4,755,400
75,000		SunTrust Banks, Inc.	4,686,750
200,000		U.S. Bancorp	6,348,000
200,000		U.S.B. Holding Company, Inc.	3,960,000
100,000		Wachovia Corporation	3,803,000
50,000		Washington Mutual, Inc.	680,500
60,000		Webster Financial Corporation	1,918,200
140,000		Wells Fargo & Company	4,226,600

			106,128,344

		Health Care—10.1%
160,000		Abbott Laboratories	8,984,000
70,000		Aetna, Inc.	4,041,100
46,700	*	Amgen, Inc.	2,168,748
22,417		Baxter International, Inc.	1,301,307
48,750		Covidien, Ltd.	2,159,138
20,000	*	Genentech, Inc.	1,341,400
175,000		Johnson & Johnson	11,672,500
50,000	*	Laboratory Corporation of America Holdings	3,776,500
75,000		Medtronic, Inc.	3,770,250
100,000		Merck & Company, Inc.	5,811,000
425,000		Pfizer, Inc.	9,660,250
125,000		Sanofi-Aventis (ADR)	5,691,250
125,000	*	St. Jude Medical, Inc.	5,080,000
100,000	*	Thermo Fisher Scientific, Inc.	5,768,000
90,000	*	TriZetto Group, Inc.	1,563,300
55,000		UnitedHealth Group, Inc.	3,201,000
175,000		Wyeth	7,733,250

			83,722,993

		Industrials—20.6%
155,000		3M Company	13,069,600
190,300	*	AAR Corporation	7,237,109
84,600		Alexander & Baldwin, Inc.	4,370,436
354,000	*	Altra Holdings, Inc.	5,887,020
155,000	*	Armstrong World Industries, Inc.	6,217,050
130,000		Avery Dennison Corporation	6,908,200
220,000		Barnes Group, Inc.	7,345,800
100,000	*	BE Aerospace, Inc.	5,290,000
80,000		Burlington Northern Santa Fe Corporation	6,658,400
40,000		Caterpillar, Inc.	2,902,400
80,000		Dover Corporation	3,687,200
140,000	*	Gardner Denver, Inc.	4,620,000
270,000		General Electric Company	10,008,900
40,000	*	Genlyte Group, Inc.	3,808,000
147,500		Harsco Corporation	9,450,325
180,000		Honeywell International, Inc.	11,082,600
137,500		Illinois Tool Works, Inc.	7,361,750
282,600		Knoll, Inc.	4,643,118
55,000		Lockheed Martin Corporation	5,789,300
170,000	*	Mobile Mini, Inc.	3,151,800
90,000		Northrop Grumman Corporation	7,077,600
150,000	*	PGT, Inc.	714,000
100,000	*	Pinnacle Airlines Corporation	1,525,000
57,500		Precision Castparts Corporation	7,975,250
50,000		Steelcase, Inc. - Class "A"	793,500
300,000		TAL International Group, Inc.	6,831,000
112,000		Textainer Group Holdings, Ltd.	1,627,360
48,750		Tyco International, Ltd.	1,932,938
170,000		United Technologies Corporation	13,011,800

			170,977,456

			Information Technology—15.5%
30,000		*	CACI International, Inc. - Class "A"	1,343,100
400,000		*	Cisco Systems, Inc.	10,828,000
150,900		*	Electronics for Imaging, Inc.	3,392,232
371,000		*	EMC Corporation	6,874,630
300,000		*	Entrust, Inc.	579,000
150,000			Harris Corporation	9,402,000
165,000			Hewlett-Packard Company	8,329,200
185,000			Intel Corporation	4,932,100
115,000			International Business Machines Corporation	12,431,500
100,000		*	Macrovision Corporation	1,833,000
350,000			Microsoft Corporation	12,460,000
275,000			Motorola, Inc.	4,411,000
175,360		*	NCI, Inc. - Class "A"	3,000,409
200,000			Nokia Corporation - Class "A" (ADR)	7,678,000
210,200		*	Parametric Technology Corporation	3,752,070
175,000			QUALCOMM, Inc.	6,886,250
400,000		*	Silicon Image, Inc.	1,808,000
292,000		*	SMART Modular Technologies (WWH), Inc.	2,972,560
200,000		*	Symantec Corporation	3,228,000
425,000		*	TIBCO Software, Inc.	3,429,750
48,750			Tyco Electronics, Ltd.	1,810,088
85,000		*	ValueClick, Inc.	1,861,500
140,000		*	Varian Semiconductor Equipment Associates, Inc.	5,180,000
120,000			Western Union Company	2,913,600
83,500		*	Wright Express Corporation	2,963,415
200,000			Xilinx, Inc.	4,374,000

				128,673,404

			Materials—5.8%
30,000			Ashland, Inc.	1,422,900
200,000			Celanese Corporation - Series "A"	8,464,000
85,000			Dow Chemical Company	3,350,700
80,000			Freeport-McMoRan Copper & Gold, Inc.	8,195,200
123,800			Lubrizol Corporation	6,705,008
70,000			PPG Industries, Inc.	4,916,100
65,000			Praxair, Inc.	5,766,150
212,700			RPM International, Inc.	4,317,810
50,000			Scotts Miracle-Gro Company - Class "A"	1,871,000
150,000			Temple-Inland, Inc.	3,127,500

				48,136,368

			Telecommunication Services—1.2%
165,000			AT&T, Inc.	6,857,400
75,000			Verizon Communications, Inc.	3,276,750

				10,134,150

			Utilities—.7%
115,400			Atmos Energy Corporation	3,235,816
50,000			Consolidated Edison, Inc.	2,442,500

				5,678,316

Total Value of Common Stocks (cost $637,580,463)				827,875,881

			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—.2%
$1,300	M		Federal Home Loan Bank, 4.32%, 1/9/08 (cost $1,298,751)	1,298,751

Total Value of Investments (cost $638,879,214)			100.0%	829,174,632
Other Assets, Less Liabilities			—	43,538

Net Assets			100.0%	$ 829,218,170

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust

At December 31, 2007, the cost of investments for federal income tax purposes was
$642,868,148. Accumulated net unrealized appreciation on investments was $186,306,484, consisting of
$240,756,632 gross unrealized appreciation and $54,450,148 gross unrealized depreciation.

Portfolio of Investments (unaudited)
GLOBAL FUND
December 31, 2007

Shares or
Principal
Amount		Security	Value

		COMMON STOCKS—97.7%
		United States—42.5%
15,170		Abbott Laboratories	$ 851,796
18,335		ACE, Ltd.	1,132,736
9,100	*	Adobe Systems, Inc.	388,843
8,900	*	Affiliated Managers Group, Inc.	1,045,394
30,985		Altria Group, Inc.	2,341,846
115,265		American Eagle Outfitters, Inc.	2,394,054
90,890		American Electric Power Company, Inc.	4,231,838
43,988		American International Group, Inc.	2,564,500
36,730	*	Amgen, Inc.	1,705,741
19,300		Amphenol Corporation - Class "A"	894,941
19,455		Apache Corporation	2,092,191
3,200	*	Apple, Inc.	633,856
30,675		Applied Materials, Inc.	544,788
88,100		AT&T, Inc.	3,661,436
64,475		Bank of America Corporation	2,660,239
8,570		Boeing Company	749,532
11,400		Cardinal Health, Inc.	658,350
51,400	*	Carter's, Inc.	994,590
33,590		Caterpillar, Inc.	2,437,290
148,300	*	Cisco Systems, Inc.	4,014,481
39,065		Citigroup, Inc.	1,150,074
1,450		CME Group, Inc.	994,700
11,000		Colgate-Palmolive Company	857,560
15,330		ConocoPhillips	1,353,639
105,345		Corning, Inc.	2,527,227
18,480		Danaher Corporation	1,621,435
18,215		Dover Corporation	839,529
13,375		Eli Lilly & Company	714,091
126,435	*	EMC Corporation	2,342,841
36,495		EOG Resources, Inc.	3,257,179
34,785		Exelon Corporation	2,839,847
56,490		ExxonMobil Corporation	5,292,548
6,300		FirstEnergy Corporation	455,742
2,000		Fluor Corporation	291,440
5,700		Franklin Resources, Inc.	652,251
29,770		Freeport-McMoRan Copper & Gold, Inc.	3,049,639
27,605		Gap, Inc.	587,434
30,805	*	Genentech, Inc.	2,066,091
115,785		General Electric Company	4,292,150
6,700	*	Genzyme Corporation	498,748
3,600		Goldman Sachs Group, Inc.	774,180
3,680	*	Google, Inc. - Class "A"	2,544,646
24,300		Graco, Inc.	905,418
31,500	*	Gymboree Corporation	959,490
12,036		Halliburton Company	456,285
59,505		Hewlett-Packard Company	3,003,812
2,310	*	IntercontinentalExchange, Inc.	444,675
188,720		Invesco, Ltd.	5,922,018
18,195	*	Iron Mountain, Inc.	673,579
35,600		JPMorgan Chase & Company	1,553,940
45,705	*	Kohl's Corporation	2,093,289
33,115	*	Lam Research Corporation	1,431,561
10,480		Lockheed Martin Corporation	1,103,125
42,390		Manpower, Inc.	2,411,991
33,300		Maxim Integrated Products, Inc.	881,784
25,700		MBIA, Inc.	478,791

46,655		Medtronic, Inc.	2,345,347
7,600	*	MEMC Electronic Materials, Inc.	672,524
27,695		Merck & Company, Inc.	1,609,356
26,690		Merrill Lynch & Company, Inc.	1,432,719
134,910		Microsoft Corporation	4,802,796
17,200		NIKE, Inc. - Class "B"	1,104,928
9,700		Northrop Grumman Corporation	762,808
103,280	*	Oracle Corporation	2,332,062
16,700		Oshkosh Truck Corporation	789,242
34,770		PepsiCo, Inc.	2,639,043
34,120		PNC Financial Services Group, Inc.	2,239,978
8,700		Precision Castparts Corporation	1,206,690
7,200	*	Priceline.com, Inc.	826,992
28,545		Procter & Gamble Company	2,095,774
35,485		QUALCOMM, Inc.	1,396,335
62,260		Schering-Plough Corporation	1,658,606
4,800		Schlumberger, Ltd.	472,176
16,900	*	St. Jude Medical, Inc.	686,816
65,485		Staples, Inc.	1,510,739
27,500		State Street Corporation	2,233,000
15,400	*	Terex Corporation	1,009,778
33,900	*	Thomas & Betts Corporation	1,662,456
25,288		Transocean, Inc.	3,619,977
14,765		United Technologies Corporation	1,130,113
47,210		UnitedHealth Group, Inc.	2,747,622
26,160	*	Viacom, Inc. - Class "B"	1,148,947
30,200		W.R. Berkley Corporation	900,262
8,600	*	Waters Corporation	680,002
15,995		Williams Companies, Inc.	572,301

			143,610,580

		United Kingdom—6.4%
21,128		AstraZeneca PLC	910,124
30,594		Johnson Matthey PLC	1,145,539
163,592		Man Group PLC	1,852,934
48,352		Reckitt Benckiser Group PLC	2,804,716
19,291		Rio Tinto PLC	2,041,768
86,337		Standard Chartered PLC	3,169,150
279,183		Tesco PLC	2,652,283
100,741		Xstrata PLC	7,119,009

			21,695,523

		Germany—6.4%
15,938		Continental AG	2,067,836
36,629		Daimler AG - Registered	3,545,778
14,562		Deutsche Boerse AG	2,874,205
21,856		Deutsche Postbank AG	1,946,675
26,554		E.ON AG	5,653,067
3,836		K&S AG	920,400
28,696		Siemens AG	4,548,767

			21,556,728

		Japan—6.0%
20,300		Astellas Pharma, Inc.	884,939
48,450		Canon, Inc.	2,255,203
26,900		Daiichi Sankyo Company, Ltd.	828,322
22,700		Eisai Company, Ltd.	894,061
58,600		Honda Motor Company, Ltd.	1,967,059
953		Japan Tobacco, Inc.	5,698,465
22,700		Mitsubishi Corporation	621,779
121,000		Mitsubishi Electric Corporation	1,265,076
43,000		Mitsubishi Estate Company, Ltd.	1,037,327
104,880		Mitsubishi UFJ Financial Group, Inc.	982,942
28,000		Mitsui & Co., Ltd.	592,758
1,490	*	Rakuten, Inc.	733,563
22,800		Sony Corporation	1,265,363
164,000		Toshiba Corporation	1,228,734

			20,255,591

		France—4.7%
3,154		Alstom	677,863
67,684		Axa	2,710,447
15,445		BNP Paribas SA	1,675,991
18,903		Bouygues SA	1,575,319
33,416		Essilor International SA	2,132,562
90,476		France Telecom SA	3,256,750
50,973		Safran SA	1,045,589
28,325		Sanofi-Aventis	2,608,168

			15,682,689

		Switzerland—4.2%
57,226		Julius Baer Holding, Ltd. AG - Registered	4,731,134
11,250		Nestle SA - Registered	5,167,160
10,582		Synthes, Inc.	1,314,163
45,700		UBS AG - Registered	2,115,161
18,165		UBS AG - Registered	835,590

			14,163,208

		Brazil—4.1%
147,900		All America Latina Logistica	1,914,391
25,600		Banco Bradesco SA (ADR)	819,200
24,400		Banco Itau Holding Financeira SA (ADR)	630,984
99,100	*	Bolsa de Mercadorias e Futuros	1,391,854
78,325		Companhia Vale do Rio Doce (ADR)	2,558,878
6,000	*	MMX Mineracao e Metalicos SA	3,168,539
30,400		Petroleo Brasileiro SA (ADR)	3,503,296

			13,987,142

		Netherlands—3.4%
96,610	*	AerCap Holdings NV	2,016,251
91,732	*	ASML Holding NV	2,904,974
66,913		Koninklijke (Royal) Philips Electronics NV	2,887,951
100,170		Unilever NV	3,683,313

			11,492,489

		Canada—3.2%
23,300		Canadian Imperial Bank of Commerce	1,667,203
47,400		Canadian Natural Resources, Ltd.	3,487,222
47,300		EnCana Corporation	3,237,363
9,000	*	Research In Motion, Ltd.	1,027,165
24,600		Telus Corporation	1,233,552

			10,652,505

		China—2.2%
2,735,000		Bank of China, Ltd.	1,325,865
666,000		China Communications Construction Company, Ltd.	1,746,698
457,500		China Merchants Bank Company, Ltd.	1,868,748
454,000		China Resources Enterprise, Ltd.	1,950,522
104,000		Shanghai Electric Group Company, Ltd.	88,029
64,600	*	WSP Holdings, Ltd. (ADR)	587,860

			7,567,722

		Italy—2.0%
82,540		Bulgari SpA	1,153,680
160,922		Enel SpA	1,913,974
460,831		UniCredito Italiano SpA	3,826,952

			6,894,606

		Norway—1.9%
57,350		Aker Kvaerner ASA	1,526,207
16,450		Frontline, Ltd.	789,600
34,400		Petroleum Geo-Services ASA	999,401
129,800		Telenor ASA	3,101,660

			6,416,868

		Finland—1.8%
20,600		Nokia Corporation - Class "A" (ADR)	790,834
135,745		Nokia OYJ	5,263,326

			6,054,160

			Spain—1.3%
119,294			Banco Santander SA		2,579,584
202,215		*	Iberdrola Renovables		1,670,416

					4,250,000

			Ireland—1.1%
60,300		*	Elan Corporation PLC (ADR)		1,325,394
62,000		*	Ryanair Holdings PLC (ADR)		2,445,280

					3,770,674

			South Africa—.8%
33,815			Impala Platinum Holdings, Ltd.		1,173,866
79,659			MTN Group, Ltd.		1,492,626

					2,666,492

			Hong Kong—.8%
800,888			Shangri-La Asia, Ltd.		2,516,449

			Sweden—.7%
49,200			Assa Abloy - Class "B"		987,700
646,000			Telefonaktiebolaget LM Ericsson - Class "B"		1,517,248

					2,504,948

			Australia—.7%
326,270		*	Lihir Gold, Ltd.		1,034,195
4,900		*	Lihir Gold, Ltd. (ADR)		152,831
49,241		*	Paladin Energy, Ltd.		293,572
18,900			Woodside Petroleum, Ltd. (ADR)		836,227

					2,316,825

			Austria—.7%
28,356			OMV AG		2,297,600

			Egypt—.6%
24,900			Orascom Telecom Holding SAE (GDR)		2,066,700

			Mexico—.6%
17,200			America Movil SAB de CV (ADR) - Series "L"		1,055,908
39,700			Grupo Aeroportuario del Centro Norte SA de CV (ADR)		997,264

					2,053,172

			Russia—.6%
16,400			Evraz Group SA (GDR)		1,271,000
17,300			TMK OAO (GDR)	†	778,500

					2,049,500

			India—.4%
5,100			HDFC Bank, Ltd. (ADR)		665,295
17,700			Infosys Technologies, Ltd. (ADR)		802,872

					1,468,167

			Israel—.3%
20,700			Teva Pharmaceutical Industries, Ltd. (ADR)		962,136

			Belgium—.2%
13,611			UCB SA		617,298

			Turkey—.1%
16,100			Turkcell Iletisim Hizmetleri AS (ADR)		443,882

Total Value of Common Stocks (cost $273,844,674)					330,013,654

			REPURCHASE AGREEMENT—2.2%
$ 7,263	M		Banc of America Securities, 1.0%, dated 12/31/07, to be
			repurchased at $7,263,404 on 1/2/08 (collaterized by
			U.S. Treasury Bonds, 6.875%, 8/15/25, valued
			at $7,464,227) (cost $7,263,000)		7,263,000

Total Value of Investments (cost $281,107,674)			99.9%		337,276,654
Other Assets, Less Liabilities			.1		423,914

Net Assets			100.0%		$ 337,700,568

*	Non-income producing

†	Security exempt from registration under Rule 144A of Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2007, the Fund held one 144A security with a value of $778,500 representing .2% of the Fund's net assets.

Summary of Abbreviations:
ADR American Depositary Receipts
GDR Global Depositary Receipts
REIT Real Estate Investment Trust

At December 31, 2007, the cost of investments for federal income tax purposes was $281,825,737. Accumulated net unrealized appreciation on investments was
$55,450,917, consisting of $63,164,712 gross unrealized appreciation and
$7,713,795 gross unrealized depreciation.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
December 31, 2007

Shares or
Principal
Amount			Security	Value

			COMMON STOCKS—97.1%
			Consumer Discretionary—8.3%
238,000		*	Aeropostale, Inc.	$ 6,307,000
145,400		*	Fossil, Inc.	6,103,892
110,400			Omnicom Group, Inc.	5,247,312
190,300			Tempur-Pedic International, Inc.	4,942,091

				22,600,295

			Consumer Staples—8.2%
115,400			Church & Dwight Company, Inc.	6,239,678
120,650			Colgate-Palmolive Company	9,405,874
87,400			PepsiCo, Inc.	6,633,660

				22,279,212

			Energy—6.5%
54,400			ExxonMobil Corporation	5,096,736
85,000			Marathon Oil Corporation	5,173,100
101,800		*	National-Oilwell Varco, Inc.	7,478,228

				17,748,064

			Financials—10.9%
100,660			Bank of New York Mellon Corporation	4,908,181
76,200			MetLife, Inc.	4,695,444
154,800		*	Nasdaq Stock Market, Inc.	7,661,052
68,600			Northern Trust Corporation	5,253,388
116,200			T. Rowe Price Group, Inc.	7,074,256

				29,592,321

			Health Care—21.4%
90,400			Becton, Dickinson & Company	7,555,632
83,400			Cigna Corporation	4,481,082
112,600		*	Express Scripts, Inc.	8,219,800
149,700		*	Gilead Sciences, Inc.	6,887,697
99,000		*	Humana, Inc.	7,455,690
133,000		*	OSI Pharmaceuticals, Inc.	6,451,830
189,600			Perrigo Company	6,637,896
133,370		*	Waters Corporation	10,545,566

				58,235,193

			Industrials—14.7%
81,100			Danaher Corporation	7,115,714
80,900		*	Jacobs Engineering Group, Inc.	7,734,849
170,260			Manitowoc Company, Inc.	8,313,796
61,100			Northrop Grumman Corporation	4,804,904
178,200			Republic Services, Inc.	5,586,570
86,000			United Technologies Corporation	6,582,440

				40,138,273

			Information Technology—22.8%
122,470			Amphenol Corporation - Class "A"	5,678,934
252,190		*	Cisco Systems, Inc.	6,826,783
153,400		*	eBay, Inc.	5,091,346
95,000			FactSet Research Systems, Inc.	5,291,500
138,600			Harris Corporation	8,687,448
152,300			Hewlett-Packard Company	7,688,104
237,600			Microsoft Corporation	8,458,560
407,000		*	Oracle Corporation	9,190,060
157,500			Texas Instruments, Inc.	5,260,500

				62,173,235

			Materials—2.0%
56,500			Air Products & Chemicals, Inc.	5,572,595

			Telecommunication Services—2.3%
149,100			AT&T, Inc.	6,196,596

Total Value of Common Stocks (cost $234,731,689)				264,535,784

			SHORT-TERM CORPORATE NOTES—2.7%
$7,400	M		Toyota Motor Credit Corp., 4.3%, 1/18/08 (cost $7,384,951)	7,384,951

			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—.7%
1,900	M		Fannie Mae, 4.2%, 1/24/08 (cost $1,894,899)	1,894,899

Total Value of Investments (cost $244,011,539)			100.5%	273,815,634
Excess of Liabilities Over Other Assets			(.5)	(1,368,034)

Net Assets			100.0%	$ 272,447,600

*	Non-income producing

At December 31, 2007, the cost of investments for federal income tax purposes was
$244,014,381. Accumulated net unrealized appreciation on investments was $29,801,254, consisting of
$35,782,040 gross unrealized appreciation and $5,980,786 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MID-CAP OPPORTUNITY FUND
December 31, 2007

Shares or
Principal
Amount		Security	Value

		COMMON STOCKS—99.7%
		Consumer Discretionary—12.1%
162,814		BorgWarner, Inc.	$ 7,881,826
220,000		Brown Shoe Company, Inc.	3,337,400
65,000	*	CEC Entertainment, Inc.	1,687,400
215,000		Cinemark Holdings, Inc.	3,655,000
150,000	*	Coach, Inc.	4,587,000
73,000		Gannett Company, Inc.	2,847,000
210,000	*	Morgans Hotel Group Company	4,048,800
135,500		Movado Group, Inc.	3,426,795
125,000		Nordstrom, Inc.	4,591,250
118,500	*	Office Depot, Inc.	1,648,335
65,000		Polo Ralph Lauren Corporation - Class "A"	4,016,350
57,200	*	Quiksilver, Inc.	490,776
100,000	*	Red Robin Gourmet Burgers, Inc.	3,199,000
90,000		Tiffany & Company	4,142,700
272,500	*	Warnaco Group, Inc.	9,483,000
126,000		Wolverine World Wide, Inc.	3,089,520

			62,132,152

		Consumer Staples—4.4%
50,000		Altria Group, Inc.	3,779,000
100,000		Dean Foods Company	2,586,000
100,000		Kraft Foods, Inc. - Class "A"	3,263,000
320,000		Nu Skin Enterprises, Inc. - Class "A"	5,257,600
262,500		Sara Lee Corporation	4,215,750
116,000		Tootsie Roll Industries, Inc.	3,180,720

			22,282,070

		Energy—9.1%
280,000	*	Cal Dive International, Inc.	3,707,200
70,000		Chesapeake Energy Corporation	2,744,000
50,000		EOG Resources, Inc.	4,462,500
85,000	*	Grant Prideco, Inc.	4,718,350
71,000		Hess Corporation	7,161,060
93,500	*	Swift Energy Company	4,124,285
200,000		Talisman Energy, Inc.	3,704,000
51,769	*	Transocean, Inc.	7,410,732
70,000	*	Weatherford International, Ltd.	4,802,000
75,000		XTO Energy, Inc.	3,852,000

			46,686,127

		Financials—10.9%
75,000		City National Corporation	4,466,250
222,500		Colonial BancGroup, Inc.	3,012,650
160,000		Discover Financial Services	2,412,800
132,500		Douglas Emmett, Inc. (REIT)	2,995,825
30,000		Federal Realty Investment Trust (REIT)	2,464,500
53,000		General Growth Properties, Inc. (REIT)	2,182,540
95,000		HCP, Inc. (REIT)	3,304,100
132,000		Lazard, Ltd. - Class "A"	5,369,760

125,000	*	Nasdaq Stock Market, Inc.	6,186,250
220,000		NewAlliance Bancshares, Inc.	2,534,400
105,000		Protective Life Corporation	4,307,100
230,000		Sovereign Bancorp, Inc.	2,622,000
180,000		Sunstone Hotel Investors, Inc. (REIT)	3,292,200
200,000		Waddell & Reed Financial, Inc. - Class "A"	7,218,000
71,000		Zions Bancorporation	3,314,990

			55,683,365

		Health Care—12.9%
90,000	*	Barr Pharmaceuticals, Inc.	4,779,000
70,000		Beckman Coulter, Inc.	5,096,000
110,000	*	Community Health Systems, Inc.	4,054,600
165,000		DENTSPLY International, Inc.	7,428,300
367,500	*	Exelixis, Inc.	3,171,525
97,500	*	Express Scripts, Inc.	7,117,500
150,000	*	Gilead Sciences, Inc.	6,901,500
75,000	*	Laboratory Corporation of America Holdings	5,664,750
92,500		McKesson Corporation	6,059,675
95,000	*	Psychiatric Solutions, Inc.	3,087,500
120,000	*	St. Jude Medical, Inc.	4,876,800
137,000	*	Thermo Fisher Scientific, Inc.	7,902,160
2,000	*	Virtual Radiologic Corporation	40,560

			66,179,870

		Industrials—22.1%
153,100	*	AAR Corporation	5,822,393
110,000	*	Armstrong World Industries, Inc.	4,412,100
107,500		Avery Dennison Corporation	5,712,550
100,000		Baldor Electric Company	3,366,000
172,500		Chicago Bridge & Iron Company NV - NY Shares	10,425,900
100,000		Dover Corporation	4,609,000
37,000		FedEx Corporation	3,299,290
153,500	*	Gardner Denver, Inc.	5,065,500
65,000	*	Genlyte Group, Inc.	6,188,000
135,000		Harsco Corporation	8,649,450
145,000		IDEX Corporation	5,238,850
160,000		J.B. Hunt Transport Services, Inc.	4,408,000
250,000		Knoll, Inc.	4,107,500
50,000		L-3 Communications Holdings, Inc.	5,297,000
78,000		Manpower, Inc.	4,438,200
240,000	*	Mobile Mini, Inc.	4,449,600
65,500		Northrop Grumman Corporation	5,150,920
37,000		Precision Castparts Corporation	5,131,900
83,750		Regal-Beloit Corporation	3,764,563
95,000		Rolls-Royce Group PLC (ADR)	5,162,632
108,000		Roper Industries, Inc.	6,754,320
120,000		Southwest Airlines Company	1,464,000

			112,917,668

		Information Technology—11.6%
225,000	*	Cadence Design Systems, Inc.	3,827,250
65,000	*	DST Systems, Inc.	5,365,750
150,000	*	Electronics for Imaging, Inc.	3,372,000
80,000		Fair Isaac Corporation	2,572,000
112,500		Harris Corporation	7,051,500
282,500	*	Ingram Micro, Inc. - Class "A"	5,096,300
160,000		Intersil Corporation - Class "A"	3,916,800
127,500	*	Intuit, Inc.	4,030,275
210,000	*	Macrovision Corporation	3,849,300
170,000	*	Open Text Corporation	5,346,500
230,000	*	Silicon Image, Inc.	1,039,600

240,000		*	SMART Modular Technologies (WWH), Inc.	2,443,200
240,000		*	Sybase, Inc.	6,261,600
135,000		*	Varian Semiconductor Equipment Associates, Inc.	4,995,000

				59,167,075

			Materials—8.5%
140,000			Agrium, Inc.	10,109,400
62,500			Allegheny Technologies, Inc.	5,400,000
44,000			Freeport-McMoRan Copper & Gold, Inc.	4,507,360
162,500			Louisiana-Pacific Corporation	2,223,000
90,000			Lubrizol Corporation	4,874,400
67,000			Praxair, Inc.	5,943,570
200,000			Sappi, Ltd. (ADR)	2,884,000
140,000			Sigma-Aldrich Corporation	7,644,000

				43,585,730

			Telecommunication Services—2.5%
235,000			Citizens Communications Company	2,991,550
215,000			NTELOS Holdings Corporation	6,383,350
171,000		*	Time Warner Telecom, Inc. - Class "A"	3,469,590

				12,844,490

			Utilities—5.6%
111,000			AGL Resources, Inc.	4,178,040
110,000			California Water Service Group	4,072,200
100,000			Equitable Resources, Inc.	5,328,000
135,000			Portland General Electric Company	3,750,300
125,000			SCANA Corporation	5,268,750
120,000			Wisconsin Energy Corporation	5,845,200

				28,442,490

Total Value of Common Stocks (cost $394,356,239)				509,921,037

			SHORT-TERM CORPORATE NOTES—.6%
$1,800	M		Prudential Funding Corp., 4.23%, 2/8/08	1,791,958
1,500	M		Toyota Motor Credit Corp., 4.3%, 1/18/08	1,496,950

Total Value of Short-Term Corporate Notes (cost $3,288,908)				3,288,908

Total Value of Investments (cost $397,645,146)			100.3%	513,209,945
Excess of Liabilities Over Other Assets			(.3)	(1,583,954)

Net Assets			100.0%	$ 511,625,991

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust

At December 31, 2007, the cost of investments for federal income tax purposes was $397,735,924. Accumulated net unrealized
appreciation on investments was $115,474,021, consisting of
$139,867,742 gross unrealized appreciation and $24,393,721 gross unrealized depreciation.

Portfolio of Investments (unaudited)
SPECIAL SITUATIONS FUND
December 31, 2007

Shares or
Principal
Amount		Security	Value

		COMMON STOCKS—95.7%
		Consumer Discretionary—8.9%
229,800		Interactive Data Corporation	$ 7,585,698
207,800		Jackson Hewitt Tax Service, Inc.	6,597,650
218,200		Penske Automotive Group, Inc.	3,809,772
179,100		PetSmart, Inc.	4,214,223
209,600		Tempur-Pedic International, Inc.	5,443,312

			27,650,655

		Consumer Staples—7.6%
137,150		Church & Dwight Company, Inc.	7,415,701
267,900		Flower Foods, Inc.	6,271,539
130,400		Hormel Foods Corporation	5,278,592
91,100		J. M. Smucker Company	4,686,184

			23,652,016

		Energy—7.2%
313,600	*	Denbury Resources, Inc.	9,329,600
111,600	*	Plains Exploration & Production Company	6,026,400
118,700	*	Whiting Petroleum Corporation	6,844,242

			22,200,242

		Financials—16.9%
15,602	*	Alleghany Corporation	6,272,004
161,900		American Financial Group, Inc.	4,675,672
170,900		Arthur J. Gallagher & Company	4,134,071
236,700		Assured Guaranty, Ltd.	6,282,018
256,100		FirstMerit Corporation	5,124,561
141,500		Harleysville Group, Inc.	5,006,270
582,500		MFA Mortgage Investments, Inc.	5,388,125
108,100		Midland Company	6,992,989
370,700		Phoenix Companies, Inc.	4,400,209
115,900		Wilmington Trust Corporation	4,079,680

			52,355,599

		Health Care—11.1%
83,800		Hillenbrand Industries, Inc.	4,670,174
70,100	*	Invitrogen Corporation	6,548,041
158,500	*	K-V Pharmaceutical Company - Class "A"	4,523,590
143,800	*	Lincare Holdings, Inc.	5,056,008
103,200	*	Magellan Health Services, Inc.	4,812,216
165,000		STERIS Corporation	4,758,600
99,500		West Pharmaceutical Services, Inc.	4,038,705

			34,407,334

		Industrials—21.2%
92,500		Alexander & Baldwin, Inc.	4,778,550
43,200	*	Alliant Techsystems, Inc.	4,914,432
134,300		Carlisle Companies, Inc.	4,973,129
171,100		CLARCOR, Inc.	6,496,667
132,200		Curtiss-Wright Corporation	6,636,440
134,600		Deluxe Corporation	4,426,994
136,100	*	Kansas City Southern, Inc.	4,672,313
325,800		Mueller Water Products, Inc. - Series "B"	3,248,226
170,500		Pentair, Inc.	5,935,105
114,700		Robbins & Myers, Inc.	8,674,761
256,700	*	TrueBlue, Inc.	3,717,016
107,400		Woodward Governor Company	7,297,830

			65,771,463

		Information Technology—9.9%
128,850	*	Avnet, Inc.	4,505,884
314,500		AVX Corporation	4,220,590
69,900	*	Cabot Microelectronics Corporation	2,510,109
215,200	*	Checkpoint Systems, Inc.	5,590,896
222,500	*	Convergys Corporation	3,662,350
232,300	*	Epicor Software Corporation	2,736,494
326,700	*	Tyler Technologies, Inc.	4,211,163
92,500	*	Varian Semiconductor Equipment Associates, Inc.	3,422,500

			30,859,986

			Materials—2.9%
109,000			AptarGroup, Inc.	4,459,190
68,200		*	RTI International Metals, Inc.	4,701,026

				9,160,216

			Telecommunication Services—3.9%
416,700		*	Premiere Global Services, Inc.	6,187,995
102,675			Telephone & Data Systems, Inc. - Special Shares	5,914,080

				12,102,075

			Utilities—6.1%
264,700			CMS Energy Corporation	4,600,486
621,200		*	Dynegy, Inc. - Class "A"	4,435,368
177,200			Energy East Corporation	4,821,612
184,800			Portland General Electric Company	5,133,744

				18,991,210

Total Value of Common Stocks (cost $245,574,071)				297,150,796

			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—3.5%
$2,700	M		Fannie Mae, 4.2%, 1/24/08	2,692,751
			Federal Home Loan Bank:
1,800	M		4.32%, 1/11/08	1,797,838
6,500	M		4.35%, 1/17/08	6,487,424

Total Value of Short-Term U.S. Government Agency Obligations (cost $10,978,013)				10,978,013

			SHORT-TERM CORPORATE NOTES—.8%
2,500	M		Toyota Motor Credit Corp., 4.3%, 1/18/08 (cost $2,494,916)	2,494,916

Total Value of Investments (cost $259,047,000)			100.0%	310,623,725
Other Assets, Less Liabilities			—	4,291

Net Assets			100.0%	$ 310,628,016

*	Non-income producing

At December 31, 2007, the cost of investments for federal income tax purposes was
$259,253,719. Accumulated net unrealized appreciation on investments was $51,370,006, consisting of $59,841,527 gross unrealized appreciation and $8,471,521 gross unrealized depreciation.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
December 31, 2007

Shares or
Principal
Amount		Security	Value

		COMMON STOCKS—82.6%
		United Kingdom—15.6%
157,709		British American Tobacco PLC	$ 6,168,847
72,400		Diageo PLC	1,556,493
57,279		Imperial Tobacco Group PLC	3,092,218
40,081		Reckitt Benckiser Group PLC	2,324,947
83,320		SABMiller PLC	2,348,537
404,406		Tesco PLC	3,841,921

			19,332,963

		Switzerland—14.9%
76,407		ABB, Ltd. - Registered	2,201,472
24,500		Compagnie Financiere Richemont SA	1,681,447
7,912		EFG International - Registered	317,976
23,457		Kuehne & Nagel International AG - Registered	2,248,010
236		Lindt & Spruengli AG	817,136
1,600	*	Meyer Burger Technology AG	590,734
7,990		Nestle SA - Registered	3,669,832
35,000		Novartis AG - Registered	1,919,799
17,038		Roche Holding AG - Genusscheine	2,943,632
560		Sika AG	1,056,538
625		Sulzer AG - Registered	919,158

			18,365,734

		Germany—6.8%
26,600		Deutsche Boerse AG	5,250,230
15,600		Siemens AG - Registered	2,472,845
2,400		Wacker Chemie AG	687,995

			8,411,070

		Japan—5.5%
387		Japan Tobacco, Inc.	2,314,067
86,950		Millea Holdings, Inc.	2,934,266
29,200		Secom Company, Ltd.	1,597,028

			6,845,361

		Brazil—3.6%
30,600		Companhia Vale do Rio Doce (ADR)	999,702
29,598		Petroleo Brasileiro SA - Petrobras (ADR)	3,410,874

			4,410,576

		Australia—3.5%
114,877		Aristocrat Leisure, Ltd.	1,134,760
48,900		BHP Billiton, Ltd.	1,723,473
32,222		WorleyParsons, Ltd.	1,471,208

			4,329,441

		Netherlands—3.3%
20,425	*	Core Laboratories NV	2,547,406
42,500		Unilever NV	1,562,751

			4,110,157

		Netherlands Antilles—3.3%
1,600		Schlumberger, Ltd.	156,194
39,800		Schlumberger, Ltd. (ADR)	3,915,126

			4,071,320

		China—3.2%
45,600		China Mobile, Ltd.	806,453
7,400		China Mobile, Ltd. (ADR)	642,838
911,900		CNOOC, Ltd.	1,553,086
972,600	*	Soho China, Ltd.	1,004,108

			4,006,485

		India—3.1%
29,192		HDFC Bank, Ltd. (ADR)	3,808,096

		Norway—2.8%
176,785		Orkla ASA	3,426,728

		Belgium—2.8%
41,035		InBev NV	3,419,733

			Canada—2.4%
41,050			Canadian Natural Resources, Ltd.		3,020,052

			Spain—2.2%
91,670			Enagas		2,679,187

			France—2.0%
7,810			Air Liquide SA		1,162,302
23,000		*	Bureau Veritas SA		1,361,902

					2,524,204

			Mexico—2.0%
53,733			America Movil SAB de CV - Series "L"		164,926
21,525			America Movil SAB de CV (ADR) - Series "L"		1,321,420
232,700		*	Urbi, Desarrollos Urbanos, SA de CV		803,789
47,400			Wal-Mart de Mexico SAB de CV		165,248

					2,455,383

			Hong Kong—1.3%
57,269			Jardine Matheson Holdings, Ltd.		1,586,351

			Finland—1.2%
37,400			Nokia Oyj		1,450,134

			Singapore—1.2%
158,300			Keppel Corporation, Ltd.		1,429,643

			Denmark—1.0%
18,500			Novo Nordisk A/S - Series "B"		1,215,184

			Italy—.9%
214,500		*	Maire Tecnimont SpA		1,119,589

Total Value of Common Stocks (cost $88,092,330)					102,017,391

			WARRANTS—8.3%
			India—7.7%
155,215		*	Bharti Tele-Ventures, Ltd. (expiring 5/31/10)	†	3,923,835
31,700		*	DLF, Ltd. (expiring 7/6/12)	†	863,698
28,421			HDFC Bank, Ltd. (expiring 6/28/10)	†	1,246,801
34,130			Housing Development Finance Corp. (expiring 5/25/09)	†	2,487,292
5,746		*	India Infoline, Ltd. (expiring 7/13/12)	†	281,054
14,300		*	McDowell & Company (expiring 6/20/11)	†	722,450

					9,525,130

			Taiwan—.6%
36,000		*	High Tech Computer Corp. (expiring 1/20/10)	†	664,848

Total Value of Warrants (cost $7,168,238)					10,189,978

			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—7.4%
			United States
$1,700	M		Fannie Mae, 4.2%, 1/24/08		1,695,436
7,500	M		Federal Home Loan Bank, 4.35%, 1/17/08		7,485,489

Total Value of Short-Term U.S. Government Agency Obligations (cost $9,180,925)					9,180,925

			SHORT-TERM CORPORATE NOTES—1.6%
			United States
2,000	M		Toyota Motor Credit Corp., 4.3%, 1/18/08 (cost $1,995,933)		1,995,933

Total Value of Investments (cost $106,437,426)			99.9%		123,384,227
Other Assets, Less Liabilities			.1		61,533

Net Assets			100.0%		$ 123,445,760

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts

†	Securities fair valued as determined in good faith pursuant to procedures adopted by the
Fund's Board of Trustees. At December 31, 2007, the Fund held seven securities that were fair valued by the Valuation Committee with an aggregate value of $10,189,978 representing 8.3% of the Fund's net assets.

At December 31, 2007, the cost of investments for federal income tax purposes was
$106,566,750. Accumulated net unrealized appreciation on investments was $16,817,478, consisting of $18,278,503 gross unrealized appreciation and $1,461,025 gross unrealized depreciation.

Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Trust's Board of Trustees ("the Board"). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring after the close of foreign markets but prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any foreign securities that are held by the Funds. Examples of such events include natural disasters, political events, issuer-specific developments such as bankruptcies and significant fluctuations in securities markets. If the Valuation Committee decides that such events warrant using fair value estimates for foreign securities, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Board has also approved the Funds' use of a pricing service to fair value foreign securities in the event of a significant fluctuation in U.S. securities markets. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a -2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds

By	/S/	KATHRYN S. HEAD
Kathryn S. Head
President and Principal Executive Officer

Date:	February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/	JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	February 29, 2008